Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Tactical Advantage ETF [Member]
Shareholder Report [Line Items]
Fund Name	Tactical Advantage ETF
Class Name	Tactical Advantage ETF
Trading Symbol	FDAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tactical Advantage ETF (the "Fund") for the period April 1, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tacticaladvantageetf.com/fund/. You can also request this information by contacting us at (833) 817‑7010 or by writing to the Tactical Advantage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 817‑7010
Additional Information Website	www.tacticaladvantageetf.com/fund/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Advantage ETF	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year that ended March 31, 2026, FDAT generated an annual total return (NAV) of 8.79%. This represented strong relative performance compared with industry peers that similarly seek to provide investors with an investment solution focused on generating attractive income while also seeking to reduce the impact of market volatility.

FDAT’s performance highlights the effectiveness of its active management approach and risk-conscious allocation strategy during a period characterized by heightened market uncertainty and elevated volatility.

What Factors Influenced Performance?

Performance during the fiscal year was influenced primarily by uncertainty surrounding the implementation of broad-based tariffs and the potential inflationary pressures associated with those policies. These concerns contributed to increased market volatility and risk-off investor sentiment across equity markets.

Consistent with FDAT’s mandate to help mitigate downside market risk, the Fund meaningfully reduced drawdowns during the period. While the S&P 500 declined approximately 20% during the market downturn, FDAT experienced a substantially smaller decline of approximately 6.5%.

However, following the market’s sharp reversal — driven in part by the rapid easing and reduction of tariff measures — FDAT did not fully participate in the subsequent equity market rebound to the degree typically expected in more risk-on environments.

Despite these challenges, FDAT’s active management strategy continued to deliver on its core objectives: generating a reasonable annual return for investors while helping protect capital during a significant market decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception 4/19/2023
Tactical Advantage ETF - at NAV	8.79%	8.19%
S&P 500® Total Return Index	17.80%	18.18%

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.tacticaladvantageetf.com/fund/ for more recent performance information.
Net Assets	$ 34,694,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 215,645
Investment Company, Portfolio Turnover	547.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$34,694
Number of Holdings	6
Total Advisory Fee Paid	$215,645
Portfolio Turnover Rate	547%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Sector Breakdown

(% of Net Assets)

Percentages are based on total net assets. Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	47.0
iShares 0-3 Month Treasury Bond ETF	31.1
iShares Ultra Short Duration Bond Active ETF	10.2
State Street Industrial Select Sector SPDR ETF	4.0
iShares Expanded Tech- Software Sector ETF	4.0
iShares Ethereum Trust ETF	3.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.tacticaladvantageetf.com/fund/.

Material Fund Change [Text Block]	Fund Changes The Fund's fiscal year end remains as March 31st, however, it's tax year was changed from a March 31st to a February 28th year end.